                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EUROPEAN SMALL COMPANY FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)

         -----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)              CLASS A       CLASS B        CLASS C
         -----------------------------------------------------------------------
         Management Fees                  0.95%         0.95%          0.95%

         Distribution and/or
         Service (12b-1) Fees             0.35          1.00           1.00

         Other Expenses                   1.75          1.75           1.75

         Total Annual Fund
         Operating Expenses               3.05          3.70           3.70

         Fee Waivers(4)                   1.04          1.04           1.04

         Net Expenses                     2.01          2.66           2.66

         -----------------------------------------------------------------------

     (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
     (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
     (3) There is no guarantee that actual expenses will be the same as those shown in the table.
     (4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 1.04% of Class A share expenses, AIM will also waive 1.04% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."



Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                        INITIAL                               ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                           INVESTMENTS

-----------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $   0 ($25 per AIM Fund                     $50
(includes section 401, 403 and 457 plans,                investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                    deferrals from Employer-
                                                         Sponsored Retirement
                                                         Plans)

Systematic Purchase Plan                                 50                                       50

IRA, Roth IRA, or Coverdell ESA                         250                                       50

All other accounts                                    1,000                                       50

-----------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                     AIM INTERNATIONAL EMERGING GROWTH FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         -----------------------------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                          CLASS A           CLASS B          CLASS C
         -----------------------------------------------------------------------------------------
         Management Fees                             0.95%             0.95%            0.95%

         Distribution and/or
         Service (12b-1) Fees                        0.35              1.00             1.00

         Other Expenses                              1.73              1.73             1.73

         Total Annual Fund
         Operating Expenses                          3.03              3.68             3.68

         Fee Waivers(4)                              1.02              1.02             1.02

         Net Expenses                                2.01              2.66             2.66

--------------------------------------------------------------------------------------------------

    (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
    (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
    (3) There is no guarantee that actual expenses will be the same as those shown in the table.
    (4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 1.02% of Class A share expenses, AIM will also waive 1.02% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."


Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                   $    0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                    deferrals from Employer-
                                                         Sponsored Retirement
                                                         Plans)
Systematic Purchase Plan                                  50                                             50
IRA, Roth IRA, or Coverdell ESA                          250                                             50
All other accounts                                     1,000                                             50

----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM GLOBAL UTILITIES FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The Board of Trustees of AIM Funds Group ("Seller") approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Utilities Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Utilities Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is high total return. The investment objective of Buying Fund is capital growth with a secondary objective of income.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.


Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 5 of the prospectus:

         "The following individual is primarily responsible for the day-to-day management of the fund's portfolio holdings:

         Jeffrey G. Morris, a vice president of INVESCO, is the portfolio manager of the fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado -- Denver and a B.S. in Business Administration from Colorado State University."

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                              INITIAL                                  ADDITIONAL
TYPE OF ACCOUNT                                             INVESTMENTS                               INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)

Systematic Purchase Plan                                    50                                             50

IRA, Roth IRA, or Coverdell ESA                            250                                             50

All other accounts                                       1,000                                             50

-------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM GLOBAL VALUE FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003
                          as supplemented May 14, 2003


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 5 of the Prospectus:


         "ANNUAL FUND OPERATING EXPENSES(3)
        -----------------------------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                         CLASS A           CLASS B          CLASS C
        -----------------------------------------------------------------------------------------
         Management Fees                             0.85%             0.85%            0.85%

         Distribution and/or
         Service (12b-1) Fees                        0.35              1.00             1.00

         Other Expenses                              1.55              1.55             1.55

         Total Annual Fund
         Operating Expenses                          2.75              3.40             3.40

         Fee Waivers(4)                              0.75              0.75             0.75

         Net Expenses                                2.00              2.65             2.65
        -----------------------------------------------------------------------------------------


    (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
    (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
    (3) There is no guarantee that actual expenses will be the same as those shown in the table.
    (4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.75% of Class A share expenses, AIM will also waive 0.75% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."


Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)

Systematic Purchase Plan                                    50                                             50

IRA, Roth IRA, or Coverdell ESA                            250                                             50

All other accounts                                       1,000                                             50

------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM NEW TECHNOLOGY FUND

                      Supplement dated June 12, 2003 to the
            Prospectus dated May 1, 2003 as supplemented May 1, 2003

On June 11, 2003, the Agreement and Plan of Reorganization unanimously approved by the Board of Trustees of AIM Funds Group on February 6, 2003 (the "Prior Plan"), pursuant to which AIM New Technology Fund, a series of AIM Funds Group, would transfer all of its assets to AIM Global Science and Technology Fund, a series of AIM Investment Funds, was terminated by mutual written consent of AIM Funds Group, on behalf of AIM New Technology Fund, and AIM Investment Funds, on behalf of AIM Global Science and Technology Fund. As a result, AIM Funds Group will cease the solicitation of proxies and will not hold a meeting of the shareholders of AIM New Technology Fund in connection with the proposed reorganization of AIM New Technology Fund into AIM Global Science and Technology Fund.

The Prior Plan was terminated as a result of the approval by the Board of Trustees of AIM Funds Group, on June 11, 2003, of an Agreement and Plan of Reorganization, pursuant to which AIM New Technology Fund, a series of AIM Funds Group, would transfer all of its assets to INVESCO Technology Fund, a series of INVESCO Sector Funds, Inc., as discussed below.

The Board of Trustees of AIM Funds Group ("Seller") approved, on June, 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM New Technology Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Buying Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Selling Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, INVESCO has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Trustees of Seller (the "Board"), including the independent trustees, has determined that the Reorganization is in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. The investment objective of Selling Fund is long-term growth of capital. The investment objective of Buying Fund is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)

         (expenses that are deducted
          from fund assets)                         CLASS A           CLASS B          CLASS C
       ---------------------------------------------------------------------------------------
         Management Fees                             1.00%             1.00%            1.00%



         Distribution and/or
         Service (12b-1) Fees                        0.35              1.00             1.00

         Other Expenses                              1.31              1.31             1.31

         Total Annual Fund
         Operating Expenses                          2.66              3.31             3.31

         Fee Waivers(4)                              0.66              0.66             0.66

         Net Expenses                                2.00              2.65             2.65
       ---------------------------------------------------------------------------------------

    (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
    (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
    (3) There is no guarantee that actual expenses will be the same as those shown in the table.
    (4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.66% of Class A share expenses, AIM will also waive 0.66% of Class B and Class C share expenses). The expense limitation agreement is in effect through December 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.
         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."



Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 5 of the prospectus:

         "The following individual is primarily responsible for the day-to-day management of the fund's portfolio holdings:

         William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin -- Madison and a B.A. from Webster College."



Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)

Systematic Purchase Plan                                    50                                             50

IRA, Roth IRA, or Coverdell ESA                            250                                             50

All other accounts                                       1,000                                             50

------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                            AIM SMALL CAP EQUITY FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003




Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Paul Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1994.

         - Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                  They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."



Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)

Systematic Purchase Plan                                    50                                             50

IRA, Roth IRA, or Coverdell ESA                            250                                             50

All other accounts                                       1,000                                             50

------------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                              AIM GLOBAL VALUE FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM PREMIER EQUITY FUND
                           AIM PREMIER EQUITY II FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                      Supplement dated June 12, 2003 to the
              Statement of Additional Information dated May 1, 2003


The following information replaces paragraphs seven through ten in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 32 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Termination of this agreement requires approval by the Board of Trustees.

                  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

                  AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks - Other Investments -- Other Investment Companies."

                  AIM has contractually agreed through December 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for AIM European Small Company Fund, AIM Global Value Fund, AIM International Emerging Growth Fund and AIM New Technology Fund for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.75% of Class A expenses, AIM will also waive 0.75% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

----------------------------------- --------- ------------------------------------------------ ----------
"Kevin M. Carome(3) -- 1956           2003     Director, Senior Vice President and General        N/A"
Senior Vice President                          Counsel, A I M Management Group Inc.
                                               (financial services holding company) and
                                               A I M Advisors, Inc.; and Vice President,
                                               A I M Capital Management, Inc.,
                                               A I M Distributors, Inc. and A I M Fund
                                               Services; Director, Vice President and General
                                               Counsel, Fund Management Company

                                               Formerly:  Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.;
                                               and Senior Vice President and General Counsel,
                                               Liberty Funds Group, LLC
----------------------------------- --------- ------------------------------------------------ -----------

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES -- BROKERAGE SELECTION" on page 36 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."





-----------------------------------
(3)        Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

                            INSTITUTIONAL CLASSES OF

                                AIM BALANCED FUND
                             AIM PREMIER EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                      Supplement dated June 12, 2003 to the
              Statement of Additional Information dated May 1, 2003


The following information replaces paragraphs seven through nine in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 28 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Termination of this agreement requires approval by the Board of Trustees.

                  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

                  AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks - Other Investments -- Other Investment Companies."


The following paragraph is added as the last paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- OTHER SERVICE PROVIDERS -- TRANSFER AGENT" on page 29 of the Statement of Additional Information:

                  "AFS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through December 31, 2004."


The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES -- BROKERAGE SELECTION" on page 32 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:


---------------------------------------------------------------------------------------------------------------

"Kevin M. Carome(3) -- 1956       2003        Director, Senior Vice President and      N/A"
Senior Vice President                         General Counsel, A I M Management
                                              Group Inc.(financial services holding
                                              company) and A I M Advisors, Inc.;
                                              and Vice President, A I M Capital
                                              Management, Inc., A I M
                                              Distributors, Inc. and A I M Fund
                                              Services; Director, Vice President
                                              and General Counsel, Fund Management
                                              Company

                                              Formerly:  Senior Vice President
                                              and General Counsel, Liberty Financial
                                              Companies, Inc.; and Senior Vice
                                              President and General Counsel, Liberty
                                              Funds Group, LLC
---------------------------------------------------------------------------------------------------------------




--------
(3)        Mr. Carome became Senior Vice President of the Trust on May 13, 2003.